Quarterly Holdings Report
for
Fidelity Simplicity RMD Income Fund℠
April 30, 2022
RW24-NPRT3-0622
1.858588.114
Domestic Equity Funds - 7.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	9,717	94,938
Fidelity Series Blue Chip Growth Fund (a)	12,960	161,352
Fidelity Series Commodity Strategy Fund (a)	118,077	626,990
Fidelity Series Growth Company Fund (a)	24,968	390,255
Fidelity Series Intrinsic Opportunities Fund (a)	19,279	364,955
Fidelity Series Large Cap Stock Fund (a)	20,254	356,467
Fidelity Series Large Cap Value Index Fund (a)	9,079	131,556
Fidelity Series Opportunistic Insights Fund (a)	12,421	201,476
Fidelity Series Small Cap Discovery Fund (a)	3,373	42,129
Fidelity Series Small Cap Opportunities Fund (a)	11,263	139,889
Fidelity Series Stock Selector Large Cap Value Fund (a)	22,975	294,538
Fidelity Series Value Discovery Fund (a)	14,674	224,222
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,655,959)		3,028,767

International Equity Funds - 14.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	25,204	365,454
Fidelity Series Emerging Markets Fund (a)	30,502	262,925
Fidelity Series Emerging Markets Opportunities Fund (a)	141,791	2,443,062
Fidelity Series International Growth Fund (a)	56,432	863,972
Fidelity Series International Small Cap Fund (a)	13,501	223,166
Fidelity Series International Value Fund (a)	83,663	865,914
Fidelity Series Overseas Fund (a)	74,623	865,629
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,014,997)		5,890,122

Bond Funds - 67.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	753,733	7,552,403
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,322	39,806
Fidelity Series Emerging Markets Debt Fund (a)	27,389	215,006
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,142	69,290
Fidelity Series Floating Rate High Income Fund (a)	4,615	42,183
Fidelity Series High Income Fund (a)	28,330	247,607
Fidelity Series Inflation-Protected Bond Index Fund (a)	41,684	418,923
Fidelity Series International Credit Fund (a)	1,844	16,355
Fidelity Series International Developed Markets Bond Index Fund (a)	162,688	1,478,834
Fidelity Series Investment Grade Bond Fund (a)	1,578,687	16,544,640
Fidelity Series Long-Term Treasury Bond Index Fund (a)	222,039	1,536,507
Fidelity Series Real Estate Income Fund (a)	14,350	159,145
TOTAL BOND FUNDS (Cost $30,105,201)		28,320,699

Short-Term Funds - 11.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.40% (a)(b)	3,801,187	3,801,187
Fidelity Series Short-Term Credit Fund (a)	98,200	949,592
TOTAL SHORT-TERM FUNDS (Cost $4,776,659)		4,750,779

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,552,816)	41,990,367
NET OTHER ASSETS (LIABILITIES) - 0.0%	801
NET ASSETS - 100.0%	41,991,168

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	8,136,890	561,125	30,345	(2,400)	(20,962)	7,552,403
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	1,483,091	1,432,986	3,246	(10,040)	(259)	39,806
Fidelity Series All-Sector Equity Fund	117,753	53,185	46,921	22,663	74	(29,153)	94,938
Fidelity Series Blue Chip Growth Fund	184,558	128,222	79,288	38,365	(1,499)	(70,641)	161,352
Fidelity Series Canada Fund	304,600	117,697	68,580	7,826	787	10,950	365,454
Fidelity Series Commodity Strategy Fund	1,250,041	531,874	1,053,794	383,057	(37,518)	(63,613)	626,990
Fidelity Series Emerging Markets Debt Fund	253,021	51,173	49,191	8,471	(880)	(39,117)	215,006
Fidelity Series Emerging Markets Debt Local Currency Fund	82,482	17,761	15,992	3,132	(628)	(14,333)	69,290
Fidelity Series Emerging Markets Fund	272,236	113,325	51,248	9,043	(1,586)	(69,802)	262,925
Fidelity Series Emerging Markets Opportunities Fund	2,497,496	1,418,914	574,915	293,081	(30,287)	(868,146)	2,443,062
Fidelity Series Floating Rate High Income Fund	48,630	8,862	14,988	1,557	(239)	(82)	42,183
Fidelity Series Government Money Market Fund 0.40%	8,563,212	823,709	5,585,734	5,723	-	-	3,801,187
Fidelity Series Growth Company Fund	468,461	366,422	232,474	134,388	(3,988)	(208,166)	390,255
Fidelity Series High Income Fund	291,691	50,271	69,175	11,847	(2,247)	(22,933)	247,607
Fidelity Series Inflation-Protected Bond Index Fund	5,558,910	619,286	5,512,715	234,427	402,096	(648,654)	418,923
Fidelity Series International Credit Fund	18,276	452	-	452	-	(2,373)	16,355
Fidelity Series International Developed Markets Bond Index Fund	-	1,690,969	115,568	1,290	(3,323)	(93,244)	1,478,834
Fidelity Series International Growth Fund	828,159	460,739	184,814	72,804	(4,716)	(235,396)	863,972
Fidelity Series International Small Cap Fund	255,291	94,712	40,239	33,444	(2,029)	(84,569)	223,166
Fidelity Series International Value Fund	821,363	331,336	215,530	45,638	(901)	(70,354)	865,914
Fidelity Series Intrinsic Opportunities Fund	483,299	218,785	263,753	81,288	2,480	(75,856)	364,955
Fidelity Series Investment Grade Bond Fund	17,869,997	3,559,654	2,771,056	314,657	(41,162)	(2,072,793)	16,544,640
Fidelity Series Large Cap Stock Fund	420,870	189,626	210,951	37,826	6,700	(49,778)	356,467
Fidelity Series Large Cap Value Index Fund	157,211	52,292	68,358	10,213	3,330	(12,919)	131,556
Fidelity Series Long-Term Treasury Bond Index Fund	1,396,439	784,417	328,821	24,713	(18,386)	(297,142)	1,536,507
Fidelity Series Opportunistic Insights Fund	242,767	141,898	106,369	45,711	(676)	(76,144)	201,476
Fidelity Series Overseas Fund	830,166	409,201	198,650	27,060	(2,041)	(173,047)	865,629
Fidelity Series Real Estate Income Fund	176,012	27,690	34,780	6,467	316	(10,093)	159,145
Fidelity Series Short-Term Credit Fund	1,968,540	224,128	1,170,457	22,918	(11,469)	(61,150)	949,592
Fidelity Series Small Cap Discovery Fund	52,822	13,252	17,932	3,486	(121)	(5,892)	42,129
Fidelity Series Small Cap Opportunities Fund	175,153	97,282	77,179	43,580	(461)	(54,906)	139,889
Fidelity Series Stock Selector Large Cap Value Fund	358,776	171,701	179,982	62,933	841	(56,798)	294,538
Fidelity Series Value Discovery Fund	275,756	111,398	137,424	31,428	4,589	(30,097)	224,222
	46,223,988	22,500,214	21,470,989	2,053,079	244,616	(5,507,462)	41,990,367

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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